UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

MP 63 Fund Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

		Schedule of Investments
		May 31, 2018 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 99.10%

Aerospace/Aircrafts/Defense - 7.22%
4,630	Boeing Co.	$ 1,630,501
8,950	Raytheon Co.	1,875,025
9,650	United Technologies Corp.	1,204,513
		4,710,039
Automotive Parts-Retail/Wholesale - 1.48%
10,600	Genuine Parts Co.	962,374
		962,374
Banks - 5.86%
35,350	Bank of America Corp.	1,026,564
28,250	BB&T Corp.	1,483,125
1,200	Morgan (J.P) & Co. Inc.	128,412
23,750	US Bancorp	1,187,263
		3,825,364
Beverages - 2.62%
22,050	Coca-Cola Co.	948,150
7,600	PepsiCo, Inc.	761,900
		1,710,050
Biological Products - 0.27%
2,600	Gilead Sciences Inc.	175,240
		175,240
Cable & E31Other Pay Television Services - 1.24%
25,900	Comcast Corp., Class A	807,562
		807,562
Chemicals-Diversified - 1.68%
22,200	RPM International, Inc.	1,098,900
		1,098,900
Commercial Services - 1.79%
8,200	Ecolab, Inc.	1,169,402
		1,169,402
Communications Equipment - 0.80%
8,950	Qualcomm, Inc.	520,174
		520,174
Containers-Paper/Plastic - 1.28%
19,700	Bemis Co., Inc.	833,310
		833,310
Cosmetics & Personal Care - 1.24%
12,800	Colgate-Palmolive Co.	807,552

		807,552
Construction, Mining & Materials: Machinery & Equipment - 0.40%
6,025	Apergy Corp.	260,220
		260,220
Diversified Operations - 2.98%
5,100	3M Co.	1,005,873
34,600	Corning, Inc.	940,082
		1,945,955
Electronic Equipment - 1.75%
16,100	Emerson Electric Co.	1,140,524
		1,140,524
Electronic-Semiconductors - 2.81%
33,250	Intel Corp.	1,835,400
		1,835,400
Finance-Investment Management - 1.05%
20,450	Franklin Resources, Inc.	686,507
		686,507
Financial Services - 2.14%
21,250	Paychex, Inc.	1,393,575
		1,393,575
Food-Misc. Preparation - 4.72%
17,500	Archer Daniels-Midland Co.	765,100
22,800	ConAgra Foods, Inc.	844,968
11,200	General Mills, Inc.	473,648
27,700	Hormel Foods Corp.	994,153
		3,077,869
General Household Products - 1.99%
9,300	Stanley Black & Decker, Inc. *	1,294,932
		1,294,932
Healthcare - 0.35%
2,300	Abbvie Inc.	227,562
		227,562
Insurance-Life/Property/Casual - 3.20%
20,100	AFLAC, Inc.	905,706
9,200	Travelers Companies, Inc.	1,182,384
		2,088,090
Leisure Products - 1.39%
8,100	Polaris Industries, Inc.	906,390
		906,390
Leisure Services - 0.48%
3,150	Disney (Walt) Co.	313,330
		313,330
Machinery-Const./Mining/Farming - 3.37%
6,500	Caterpillar, Inc.	987,415
8,100	Deere & Co.	1,211,031
		2,198,446
Machinery-Electrical Equipment - 4.47%
12,050	Dover Corp.	930,379
22,351	Johnson Controls, Inc.	750,100

15,650	Tennant Co.	1,233,220
		2,913,699
Manufacturing - 2.16%
9,800	Illinois Tool Works, Inc.	1,408,260
		1,408,260
Medical/Dental-Supplies - 2.55%
7,500	Becton Dickinson & Co.	1,661,925
		1,661,925
Medical Drugs - 3.48%
15,650	Abbott Laboratories	962,944
10,950	Johnson & Johnson	1,309,839
		2,272,783
Medical Instruments/Products - 1.57%
11,900	Medtronic, Inc.	1,027,208
		1,027,208
Oil & Gas- International - 1.30%
10,400	Exxon Mobil Corp.	844,896
		844,896
Paper & Paper Products - 1.21%
7,800	Kimberly Clark Corp.	786,630
		786,630
Petroleum Refining - 0.87%
4,550	Chevron Corp.	565,565
		565,565
Pollution Control-Eqpmt/Scvs- 1.50%
11,800	Waste Management, Inc.	975,978
		975,978
Retail-Catalog & Mail Order Houses - 0.16%
65	Amazon.com Inc.	105,925
		105,925
Retail-Food & Restaurant - 1.39%
4,400	Starbucks Corp.	249,348
8,100	Yum! Brands, Inc.	658,773
		908,121
Retail-Variety Stores - 2.17%
7,150	Costco Wholesale Corp.	1,417,416
		1,417,416
Retail/Wholesale-Building Products - 2.45%
8,560	Home Depot, Inc.	1,596,868
		1,596,868
Services-Prepackaged Software - 2.97%
19,620	Microsoft Corp.	1,939,241
		1,939,241
Shoes & Related Apparel - 0.32%
2,950	Nike Inc. Class B	211,810
		211,810
Soap & Cleaning Preparations - 1.25%
11,100	Procter & Gamble Co.	812,187
		812,187

Services-Computer Programming, Data Processing, etc. - 0.43%
255	Alphabet Inc.-CL A	280,500
		280,500
Telecommunications - 1.29%
26,000	AT&T, Inc.	840,320
		840,320
Textile-Apparel/Mill Products - 1.77%
14,250	VF Corp.	1,156,530
		1,156,530
Transportation-Equipment/Leasing - 1.28%
12,400	Ryder Systems, Inc.	831,792
		831,792
Transportation-Railroads - 2.20%
10,050	Union Pacific Corp.	1,434,738
		1,434,738
Utility-Electric - 7.13%
12,350	Duke Energy Corp.	952,926
16,500	Edison International	1,025,640
32,950	MDU Resources Group, Inc.	916,010
10,600	NextEra Energy, Inc.	1,757,586
		4,652,162
Utility-Gas Distribution - 1.05%
13,050	National Fuel Gas Co.	686,952
		686,952
Utility-Water - 2.04%
38,300	Aqua America, Inc.	1,329,010
		1,329,010

TOTAL FOR COMMON STOCK (Cost $33,336,696) - 99.10%		$ 64,649,283

CASH & EQUIVALENTS - 0.65%
426,369	Fidelity Money Market Portfolio Select Class (Cost $426,369) 1.63%**	426,369

TOTAL INVESTMENTS (Cost $33,763,065) - 99.95% ***		65,075,652

OTHER ASSETS LESS LIABILITIES - 0.24%		159,319

NET ASSETS - 100.00%		$ 65,234,971

** Variable rate security; the coupon rate shown represents the yield at May 31, 2018.

*** At May 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,763,065 amounted to $31,312,588 which consisted of aggregate gross unrealized appreciation of $32,109,553 and aggregate gross unrealized depreciation of $796,964.

The MP63 Fund, Inc.

		Notes to Financial Statements

		May 31, 2018 (Unaudited)
1. SECURITY TRANSACTIONS

At May 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,763,065 amounted to $31,312,588 which consisted of aggregate gross unrealized appreciation of $32,109,553 and aggregate gross unrealized depreciation of $796,964.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$64,649,283	$0	$0	$64,649,283
Cash Equivalents	$426,369	$0	$0	$426,369
Total	$65,075,652	$0	$0	$65,075,652

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 30, 20018

By /s/Mario Medina

*Mario Medina

Treasurer

Date July 30, 2018

* Print the name and title of each signing officer under his or her signature.